Reinsurance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule of effects of reinsurance
	December 31, 2020
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$100,611	$99,712	$16,070	$74,943	$57,093
Ceded	(85,504)	(84,740)	(13,668)	(54,010)	(33,941)
Net	$15,107	$14,972	$2,402	$20,933	$23,152
	June 30, 2021 (unaudited)
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$54,330	$53,580	$16,820	$49,536	$65,476
Ceded	(19,411)	(33,080)	—	(14,701)	—
Net	$34,919	$20,500	$16,820	$34,835	$65,476

	December 31, 2019
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$103,280	$102,238	$15,171	$87,359	$52,222
Ceded	(79,678)	(75,608)	(12,904)	(56,736)	(28,837)
Net	$23,602	$26,630	$2,267	$30,623	$23,385
	December 31, 2020
	Premium Written	Premium Earned	Unearned Premium	Losses and LAE Incurred	Loss and LAE Reserves
Direct	$100,611	$99,712	$16,070	$74,943	$57,093
Ceded	(85,504)	(84,740)	$(13,668)	(54,010)	(33,941)
Net	$15,107	$14,972	$2,402	$20,933	$23,152